Revenue	6 Months Ended
Jun. 30, 2022
Revenue [abstract]
Revenue
3. REVENUE
Disaggregation of Revenue

	SIX MONTHS ENDED JUNE 30,
	2021			2022
REVENUE STREAM	REVENUE FROM CONTRACTS WITH CUSTOMERS	REVENUE FROM OTHER SOURCES	TOTAL	REVENUE FROM CONTRACTS WITH CUSTOMERS	REVENUE FROM OTHER SOURCES	TOTAL
Total Revenue	$193,631	$463	$194,094	$170,807	$331	$171,138

Revenue from diagnostic products is recognized at the time the performance obligations are met. Service revenue is recognized over the contractual term. Revenue from other sources represents lease revenue on instruments.
Contract Balances
Service revenue is typically billed in advance giving rise to a contract liability balance. The deferred balance as of June 30, 2022, and December 31, 2021, is $1,309 and $1,517, respectively. As the Company generally recognizes revenue as goods are sold for product revenue, the Company does not have other material contract asset or liability balances as of June 30, 2022.

	DEFERRED REVENUE
	YEAR ENDED DECEMBER 31, 2021	SIX MONTHS ENDED JUNE 30, 2022
Balance at start of the period	$1,760	$1,517
Recognized revenue from prior years’ invoicing	(1,760)	(1,143)
Amounts invoiced to be recognized over time	4,149	1,373
Recognized revenue from current year invoicing	(2,703)	(326)
Foreign exchange impact	71	(112)

Balance at end of the period	$1,517	$1,309

Remaining performance obligations in (partially) unsatisfied long-term contracts:
Remaining performance obligations in (partially) unsatisfied long-term contracts are included in deferred revenue. For contracts that have an original duration of one year or less, the Group has elected the practical expedient to not disclose the transaction price for remaining performance obligations at the end of each reporting period and at which point in time the Company expects to recognize these sales.